Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
PROVISIONS	PROVISIONS

Description	Provisions for return of aircraft and engines	Provisions for tax, civil and labor risks	Provisions for onerous contract	Provisions for post-employment benefit	Total

Balance at December 31, 2018	669,041	80,983	—	—	750,024

Addition of provision	139,652	100,241	1,129,866	—	1,369,759
Write-offs and/or payments		(93,718)	(333,420)	—	(427,138)
Interest incurred	67,366	—	18,633	—	85,999
Foreing exchanges variations	28,036	—	6,672	—	34,708

Balance at December 31, 2019	904,095	87,506	821,751	—	1,813,352

Business combination – Azul Conecta	—	1,688	—	—	1,688
Additions	304,594	183,014	362,426	9,921	859,955
Write-offs and/or payments	(118,504)	(116,394)	(262,946)	—	(497,844)
Interest incurred	84,939	—	206,011	687	291,637
Changes in assumptions	—	—	—	(655)	(655)
Foreing exchanges variations	161,062	—	213,280	—	374,342
Balance at December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475

Current	106,944	—	746,866	—	853,810
Non-current	1,229,242	155,814	593,656	9,953	1,988,665
21.1 Provisions for return of aircraft and engines
These provisions consider the costs that meet the contractual conditions for the return of engines maintained under an operating lease, as well as for the costs to be incurred in reconfiguring aircraft when they are returned under the conditions established in the lease contracts. The contra-entry of these provisions is in right-of-use assets.
21.2 Provision for tax, civil and labor risks
The Company and its subsidiaries are parties to legal and administrative proceedings.
The Company's Management believes that the provision for tax, civil and labor risks, established in accordance with IAS 37 – Provisions, Contingent Liabilities and Contingent Assets, is sufficient to cover probable losses on administrative and judicial proceedings. The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2020	2019	2020	2019

Tax	2,858	2,024	154,640	116,074
Civil	104,915	45,067	43,347	77,360
Labor	48,041	40,415	114,524	123,119
	155,814	87,506	312,511	316,553
Provisions are revised based on the evolution of lawsuits and the history of losses through the best current estimate for civil and labor claims.
The labor lawsuit presented below was assessed by Management and legal counselors as being significant and of possible loss at December 31, 2020:
•On February 22, 2017, the Labor Department of Justice filed a lawsuit against the Company alleging the violation of certain labor aspects, such as excessive daily workday and the absence of enjoyment of rest periods, for which approximately R$66,000 in punitive damages. The lawsuit is awaiting a hearing.
The tax claims below are assessed by Management and legal counselors to be significant and of possible loss at December 31, 2020:
•The Company discusses the non-application of the additional charge of 1% of COFINS on imports of aircraft, parts and pieces, in the amount of R$144,352 (R$102,317 at December 31, 2019). The classification as possible risk results from the fact that there was no express revocation of the tax exemption (zero rate) granted to regular air transport companies.
21.3    Provision for onerous contract
The provision is related to the obligations arising from the fleet transformation plan, as detailed in Note 1.4.
21.4    Provision for post-employment benefit
The Company offers its employees a health care plan that, as a result of complying with current legislation, generates post-employment benefit obligations. The changes of actuarial assets and liabilities related to the post-employment benefit, prepared based on an actuarial report, are presented below:

December 31, 2020

Actuarial liabilities at the 12.31.19	—

Current service cost recognized in result	9,921
Cost of interest recognized in result	687
Effect of change in financial assumptions	(962)
Effect of plan experience	307
Actuarial liabilities at the 12.31.20	9,953

December 31, 2020

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	7.43%
Actual discount rate p.a.	3.80%
Estimated inflation rate in the long term p.a.	3.50%
HCCTR – Average nominal inflation rate p.a.	6.60%
HCCTR – Actual nominal inflation rate p.a.	3.00%
Mortality table	AT-2000 downrated in 10%